Notes Payable and Long-Term Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Scheduled Principal Repayments [Abstract]
2020	$ 17,078
2021	13,882
2022	16,227
2023	111,500
2024	197,500
Thereafter	0
Notes payable	$ 356,187	$ 222,950